Share Capital and Warrants - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 14, 2023	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2024	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock				20.00%
NCIB, shares redeemed, amount				$ 1,445.0	$ 1,061.0
NCIB, reduction to contributed surplus				966.0	$ 688.0
Purchased and Cancelled				$ 87.0
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)	48,800,000			48,800,000	45,500,000
Common Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)						127,500,000
Purchase of Common Shares under NCIB				55,861,000	43,611,000
Shares outstanding (in shares)	1,825,038,000			1,825,038,000	1,871,868,000		1,909,190,000
Issued capital	$ 15,659.0			$ 15,659.0	$ 16,031.0		$ 16,320.0
Common Shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB				55,900,000	43,600,000
Average carrying value				$ 939.0	$ 688.0
Taxes paid				$ 27.0	$ 0.0
Common Shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)			124,900,000
Purchase of Common Shares under NCIB			1,500,000
NCIB, shares redeemed, amount			$ 32.0
Common Shares | Original NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares repurchased, price per share (in CAD per share)				$ 25.38	$ 24.32
NCIB, shares redeemed, amount				$ 1,400.0	$ 1,100.0
NCIB, reduction to contributed surplus				$ 966.0	$ 688.0
Preferred Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares redeemed, amount	$ 250.0
Shares outstanding (in shares)	26,000,000			26,000,000	36,000,000		36,000,000
Issued capital	$ 356.0			$ 356.0	$ 519.0		$ 519.0
Preferred shares, price per share (in CAD per share)	$ 25.00			$ 25.00
Retained earnings	$ 87.0			$ 87.0
Purchases and cancelled (in shares)				10,000,000	0
Purchased and Cancelled				$ 163.0	$ 0.0
Preferred Shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	10,000,000.0			10,000,000.0
Preferred Shares | First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Redeemable preferred shares, price per share				$ 25.00
Preferred Shares | Series 1 And 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Preferred Shares | Series 5 and 6 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Preferred Shares | Series 7 and 8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Preferred Shares | Series 1, 3, 5, 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Preferred Shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	10,740,000			10,740,000
Preferred Shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	173.00%			173.00%
Preferred Shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	8,000,000			8,000,000
Preferred Shares | Series 5 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	357.00%			357.00%
Preferred Shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	6,000,000			6,000,000
Preferred Shares | Series 7 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	352.00%			352.00%
Preferred Shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	1,260,000			1,260,000
Preferred Shares | Series 2 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	173.00%			173.00%
Preferred Shares | Series 6 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	357.00%			357.00%
Preferred Shares | Series 8 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread	352.00%			352.00%
Preferred Shares | Series 2,4,6,8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, price per share				$ 25.50
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	0			0	0
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	3,643,000			3,643,000	7,625,000		55,720,000
Issued capital	$ 12.0			$ 12.0	$ 25.0		$ 184.0
Exercise price of warrants issued (in CAD per share)				$ 6.54
Purchases and cancelled (in shares)		45,500,000		0	45,485,000
Purchase price, warrants, per share		$ 22.18
Purchased and Cancelled		$ 711.0		$ 0.0	$ 151.0
Decrease through repurchase and cancellation of warrants, equity		560.0
Decrease through repurchase and cancellation of warrants, transaction costs, equity		$ 2.0